Promissory Notes	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Promissory Notes

Note 6 – Promissory Notes

In March 2023 the Company entered into five promissory notes with not related investors that provide for a maximum aggregate borrowing amount of up to $626,500. These notes are non-interest bearing and are due at the closing of the business combination. In consideration of these loans the Company or Sponsor will, upon the closing of the initial business combination, assign and transfer, or cause the assignment and transfer, to the investors 95,000 shares of Class A common stock.

On May 23, 2023, the Company or Sponsor entered into a promissory note with Polar Multi-Strategy Master Fund (the “Investor”), pursuant to which the Investor agreed to provide a $500,000 loan to the Company or Sponsor. In consideration of the $500,000 from the Investor (“Initial Capital Contribution”), the Company or Sponsor will, upon the closing of the initial business combination, assign and transfer, or cause the assignment and transfer, to Investor 500,000 shares of Class A common stock (as loan grant shares issuable to a third party in relation to such working capital bridge loan) (“Subscription Shares”) at a rate of one Class A common stock for each $1.00 of Initial Capital Contribution, or the Investor may elect to receive payments in cash. The Subscription Shares, if issued, shall be subject to no transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Initial Capital Contribution shall not accrue interest and shall be repaid by the Company, upon the closing of the initial business combination. The Company or Sponsor will pay to the Investor all repayments Sponsor or the Company has received within 5 business days of the closing of the initial business combination.

As of June 30, 2023, $901,500 was drawn and outstanding under the promissory notes.

The Company’s Sponsor transfer of Class A shares to the Investor falls under SAB Topic 5T and thus was recognized in the Company’s records in connection with the funding of the promissory notes as a debt discount totaling $107,100, or approximately $0.18 per share. The debt discount is accreted as interest expense in the Company’s statements of operations over the terms of the respective loans. As of June 30, 2023, the Company had an unamortized debt discount of $93,496.